DISTRIBUTION RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Released:
Amortization	$ (814,945)	$ (679,122)	$ (233,382)
Exchange difference	53,726	46,844
Total	11,406,692	3,663,966
Additional amortization	120,223
Distribution rights that are expected to be amortized during the next twelve months	441,915
Percentage of expected amortization	100.00%
Expected amortization period	3 years
Impairment loss	2,280,198
Distribution rights
Released:
Balance at the beginning of the period	291,043	850,155
Addition	2,985,347	1,744,977
Amortization	(2,792,844)	(2,331,266)
Exchange difference	3,811	27,177
Balance at the end of the period	487,357	291,043
In production and not released	10,919,335	3,372,923
Total	11,406,692	3,663,966
Impairment loss	$ 0